Schedule of Maturity of Debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Short-Term Debt [Line Items]
2025	$ 33,642
2026	3,809
2027	6,561
2028	9,253
2029	3,200
2030 and thereafter
Total	56,465
Public Offering [Member]
Short-Term Debt [Line Items]
2025	6,736
2026	1,618
2027	5,790
2028	5,824
2029
2030 and thereafter
Total	19,968
Unsecured Debt [Member]
Short-Term Debt [Line Items]
2025	6,154
2026	2,191
2027	771
2028	3,079
2029	3,200
2030 and thereafter
Total	15,395
Secured Borrowings [Member]
Short-Term Debt [Line Items]
2025	20,752
2026
2027
2028	350
2029
2030 and thereafter
Total	$ 21,102